STOCK-BASED COMPENSATIONS - Additional Information (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share based compensation
Change in fair value of incremental share based compensation per share	₽ 49	₽ 68	₽ 145
Total expense in respect of Group's share plans			₽ 4,767	₽ 2,176
Liability from share based payment awards			2,285	962
Fair value of share-based awards vested			1,530	896
Equity-settled Share Based Awards
Share based compensation
Total expense in respect of Group's share plans			₽ 3,690	₽ 819